UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Asset-Backed Securities — 1.3%
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.65%, 3/25/35 (a)	$4,744	$4,630,521
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.64%, 10/25/35 (a)	1,875	1,313,544
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	91	96,350
Series 1996-20G, 7.70%, 7/01/16	120	128,109
Series 1996-20H, 7.25%, 8/01/16	177	187,750
Series 1996-20K, 6.95%, 11/01/16	261	278,021
Series 1997-20C, 7.15%, 3/01/17	100	107,444

		6,741,739

Interest Only Asset-Backed Securities — 0.2%
Small Business Administration, Series 1, 2.00%, 4/01/15	1,401	12,259
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	4,150	325,532
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29 (b)	7,160	543,784

		881,575

Total Asset-Backed Securities – 1.5%		7,623,314

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.3%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18	— (c)	82
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	717	734,496
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.48%, 10/25/35 (a)	2,810	2,178,401
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.23%, 8/25/23 (a)	49	56,633
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	1,805	1,910,145

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.85%, 8/25/34 (a)	$1,382	$1,367,243

		6,247,000

Commercial Mortgage-Backed Securities — 0.5%
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,751,584

Interest Only Collateralized Mortgage Obligations — 0.9%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.28%, 5/25/33 (a)	49,021	284,613
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	866	214,406
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17	15	1,894
GSMPS Mortgage Loan Trust, Series 1998-5, 0.05%, 6/19/27 (a)(b)	3,901	81,507
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	88,597	364,932
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34	10,733	119,065
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	411	50,482
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	372	32,422
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.12%, 3/20/35 (a)	37,482	603,223
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 5.18%, 8/25/36 (a)	23,532	2,761,353
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.04%, 5/15/29 (a)	48,497	82,992

		4,596,889

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.12%, 6/20/29 (a)(b)	2,355	39,075

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Principal Only Collateralized Mortgage Obligations — 0.5%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-26, 8/25/33	$1,080	$976,134
Series 2003-J4, 6/25/33	232	211,418
Series 2003-J5, 7/25/33	322	293,990
Series 2003-J8, 9/25/23	224	207,672
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17	7	6,519
Series V, 9/01/18	13	12,871
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 3/25/34	25	23,465
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	726	427,909
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24	7	5,351
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35	426	272,766

		2,438,095

Total Non-Agency Mortgage-Backed Securities – 3.2%		16,072,643

US Government Sponsored Agency Securities

Agency Obligations — 2.5%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	150	147,130
Merrill Projects, Series 54, 7.43%, 5/15/23	2	1,790
Reilly Projects, Series 41, 8.28%, 3/01/20	190	189,462
USGI Projects, Series 87, 7.43%, 12/01/22	61	60,047
USGI Projects, Series 99, 7.43%, 6/01/21	4,014	3,933,552
USGI Projects, Series 99, 7.43%, 10/01/23	112	109,421
USGI Projects, Series 99, 7.43%, 10/01/23	38	37,035
Resolution Funding Corp., 2.84%, 4/15/30 (d)	13,000	7,993,440

		12,471,877

US Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations — 17.0%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,468.91%, 5/25/21 (a)	$ — (c)	$5,352
Series 1991-87, Class S, 26.10%, 8/25/21 (a)	41	63,687
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	306	364,921
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264	15,141,245
Series 2004-31, Class ZG, 7.50%, 5/25/34	3,482	4,440,960
Series 2005-73, Class DS, 17.00%, 8/25/35 (a)	2,361	3,092,696
Series G-7, Class S, 1,119.90%, 3/25/21 (a)	— (c)	3,399
Series G-17, Class S, 1,058.38%, 6/25/21 (a)	— (c)	4,206
Series G-33, Class PV, 1,078.42%, 10/25/21	— (c)	4,285
Series G-49, Class S, 1,012.05%, 12/25/21 (a)	— (c)	1,625
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20	57	61,598
Series 19, Class R, 16,195.32%, 3/15/20 (a)	— (c)	898
Series 40, Class K, 6.50%, 8/17/24	277	319,377
Series 75, Class R, 9.50%, 1/15/21	— (c)	2
Series 75, Class RS, 29.47%, 1/15/21 (a)	— (c)	2
Series 173, Class R, 9.00%, 11/15/21	— (c)	10
Series 173, Class RS, 9.32%, 11/15/21 (a)	— (c)	10
Series 192, Class U, 1,009.03%, 2/15/22 (a)	— (c)	50
Series 1057, Class J, 1,008.00%, 3/15/21	— (c)	1,652
Series 1160, Class F, 39.10%, 10/15/21 (a)	15	31,294
Series 2218, Class Z, 8.50%, 3/15/30	4,472	5,197,035
Series 2542, Class UC, 6.00%, 12/15/22	5,580	6,217,202
Series 2758, Class KV, 5.50%, 5/15/23	8,716	9,690,053
Series 2861, Class AX, 10.49%, 9/15/34 (a)	136	152,271
Series 2927, Class BZ, 5.50%, 2/15/35	3,175	3,935,120
Series T-11, Class A9, 2.74%, 1/25/28 (a)	1,888	2,005,057

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	$438	$471,077
Series 2001-33, Class PB, 6.50%, 7/20/31	767	891,135
Series 2004-89, Class PE, 6.00%, 10/20/34	3,392	3,577,343
Series 2011-88, Class PY, 4.00%, 6/20/41	15,402	17,272,558
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000	11,369,450
		84,315,570
Interest Only Collateralized Mortgage Obligations — 4.9%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	3	460
Series 89, Class 2, 8.00%, 10/01/18	5	682
Series 94, Class 2, 9.50%, 8/01/21	2	472
Series 1990-123, Class M, 1,009.50%, 10/25/20	— (c)	433
Series 1990-136, Class S, 19.86%, 11/25/20 (a)	10	16,475
Series 1991-99, Class L, 930.00%, 8/25/21	— (c)	1,901
Series 1991-139, Class PT, 648.35%, 10/25/21	— (c)	3,214
Series 1993-199, Class SB, 7.28%, 10/25/23 (a)	474	55,127
Series 1996-68, Class SC, 7.88%, 1/25/24 (a)	73	785
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	270	9,477
Series 1997-90, Class M, 6.00%, 1/25/28	4,352	807,508
Series 1999-W4, 6.50%, 12/25/28	277	52,196
Series 2010-74, Class DI, 5.00%, 12/25/39	32,904	2,324,186
Series 2010-75, Class PI, 4.50%, 12/25/36	6,812	108,247
Series 2010-126, Class UI, 5.50%, 10/25/40	17,349	2,680,227
Series 2012-96, Class DI, 4.00%, 2/25/27	11,741	944,388
Series G-10, Class S, 1,083.41%, 5/25/21 (a)	— (c)	12,295
Series G-12, Class S, 1,150.07%, 5/25/21 (a)	— (c)	8,090
Series G92-5, Class H, 9.00%, 1/25/22	58	7,694

US Government Sponsored Agency Securities	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series G92-12, Class C, 1,016.90%, 2/25/22	$ — (c)	$3,419
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	187	7,264
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21	— (c)	571
Series 200, Class R, 196,095.82%, 12/15/22 (a)	— (c)	1,143
Series 1043, Class H, 43.87%, 2/15/21 (a)	7	15,021
Series 1054, Class I, 859.64%, 3/15/21 (a)	— (c)	1,337
Series 1056, Class KD, 1,084.50%, 3/15/21	— (c)	1,167
Series 1148, Class E, 1,167.37%, 10/15/21 (a)	— (c)	3,257
Series 2559, 0.50%, 8/15/30 (a)	143	1,607
Series 2611, Class QI, 5.50%, 9/15/32	2,613	306,543
Series 2949, 5.50%, 3/15/2035	395	14,251
Series 3744, Class PI, 4.00%, 6/15/2039	18,795	2,434,802
Series 3745, Class IN, 4.00%, 1/15/35	40,739	3,394,064
Series 4026, 4.50%, 4/15/32	6,645	893,905
Ginnie Mae Mortgage-Backed Securities:
Series 2010-101, Class YT, 2.00%, 8/16/13	46,031	537,415
Series 2011-52, Class MJ, 6.44%, 4/20/41 (a)	24,679	5,031,659
Series 2011-52, Class NS, 6.46%, 4/16/41 (a)	26,356	4,571,816
		24,253,098
Mortgage-Backed Securities — 119.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 12/15/42 (f)	900	946,969
3.50%, 10/01/42 - 12/15/42 (f)	40,079	42,888,141
4.00%, 1/01/41 - 9/01/42	47,380	50,859,739
4.50%, 8/01/25 - 12/15/42 (e)(f)(g)	146,848	161,909,956
5.00%, 2/01/22 – 1/15/43 (e)(f)	146,390	160,243,648
5.50%, 12/15/27 – 10/01/39 (e)(f)(g)	63,404	69,989,815
5.97%, 8/01/16	3,006	3,427,719
6.00%, 12/15/42 – 1/15/43 (f)	65,400	71,691,344
6.50%, 12/01/37 - 10/01/38	28,839	32,535,685
7.50%, 2/01/22	— (c)	104
9.50%, 1/01/19	2	2,490

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
2.48%, 1/01/35 (a)	$195	$199,498
2.55%, 10/01/34 (a)	294	302,179
2.73%, 11/01/17 (a)	12	12,858
5.00%, 2/01/22	657	708,972
9.00%, 9/01/20	36	40,384
Ginnie Mae Mortgage-Backed Securities:
7.50%, 12/15/23	163	176,208
8.00%, 10/15/22 - 8/15/27	66	73,369
9.00%, 7/15/21	8	7,311
		596,016,389
Principal Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 1/01/23	16	14,035
Series 228, Class 1, 6/01/23	12	10,804
Series 1991-7, Class J, 2/25/21	17	15,164
Series 1993-51, Class E, 2/25/23	51	46,393
Series 1993-70, Class A, 5/25/23	8	7,213
Series 1999-W4, 2/25/29	136	121,083
Series 2002-13, Class PR, 3/25/32	292	261,567
Series G93-2, Class KB, 1/25/23	137	122,310
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22	55	49,932
Series 1571, Class G, 8/15/23	351	314,160
Series 1691, Class B, 3/15/24	712	634,492
Series 1739, Class B, 2/15/24	2	1,615
Series T-8, Class A10, 11/15/28	107	100,051
		1,698,819
Total US Government Sponsored Agency Securities – 144.6%		718,755,753

US Treasury Obligations

US Treasury Bonds:
2.75%, 8/15/42	16,680	16,547,077
2.75%, 11/15/42 (e)	56,640	56,117,836
US Treasury Notes:
0.63%, 9/30/17 (e)	7,945	7,957,410
0.75%, 10/31/17	5,390	5,428,318
0.63%, 11/30/17	570	570,312
1.00%, 9/30/19	1,435	1,435,448
1.25%, 10/31/19 (e)	1,564	1,588,681
1.63%, 11/15/22 (e)	2,480	2,484,263
Total US Treasury Obligations – 18.6%		92,129,345
Total Long-Term Investments (Cost – $818,196,868) – 167.9%		834,581,055

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (h)(i)	4,976,903	$4,976, 903
Total Short-Term Securities (Cost – $4,976,903) – 1.0%		4,976, 903

Total Investments Before TBA Sale Commitments (Cost – $823,173,771*) – 168.9%		839,557,958

TBA Sale Commitments (f)	Par (000)
Fannie Mae Mortgage-Backed Securities:
4.50%, 12/15/27	$10,600	(11,401,625)
5.00%, 12/15/27 – 12/15/42	49,900	(54,086,810)
6.00%, 12/15/42	43,600	(47,796,500)
Total TBA Sale Commitments (Proceeds – $113,403,899) – (22.8)%		(113,284,935)

Total Investments, Net of TBA Sale Commitments – 146.1%		726,273,023
Liabilities in Excess of Other Assets – (46.1)%		(229,289,318)
Net Assets – 100.00%		$496,983,705

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$	823,225,577
	Gross unrealized appreciation	$	40,934,244
	Gross unrealized depreciation		(24,601,863)

	Net unrealized appreciation	$	16,332,381

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Amount is less than $500.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$10,890,093	$30,281
Deutsche Bank AG	$14,921,281	$(69,739)
Goldman Sachs Group, Inc.	$26,804,515	$(101,641)
JPMorgan Chase & Co.	$(758,625)	$(76,891)
UBS AG	$(27,097,655)	$(3,905)

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,187,808	2,789,095	4,976,903	$1,676

(i)	Represents the current yield as of report date.
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Reverse repurchase agreements outstanding as of November 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Securities (USA) LLC	0.23%	10/23/12	Open	$10,815,215	$10,817,910
Morgan Stanley & Co. LLC	0.34%	11/13/12	12/12/12	66,788,640	66,798,283
Deutsche Bank Securities, Inc.	0.26%	11/14/12	Open	7,954,931	7,955,908
Bank of America Merrill Lynch	0.22%	11/30/12	12/03/12	1,589,415	1,589,444
BNP Paribas Securities Corp.	0.27%	11/30/12	12/03/12	57,485,600	57,486,893
Credit Suisse Securities (USA) LLC	0.11%	11/30/12	12/03/12	2,483,100	2,483,123

Total				$147,116,901	$147,131,561

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
52	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$12,959,050	$25,341
63	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$15,697,237	36,074
18	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$4,483,350	7,593
24	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$5,980,800	7,817
43	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2013	$7,135,313	26,811
57	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$14,200,125	33,146
Total					$136,782

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
110	2-Year US Treasury Note	Chicago Board of Trade	March 2013	$24,249,844	$(10,933)
819	5-Year US Treasury Note	Chicago Board of Trade	March 2013	$102,144,656	(173,385)
1,789	10-Year US Treasury Note	Chicago Board of Trade	March 2013	$239,083,078	(322,963)
36	30-Year US Treasury Bond	Chicago Board of Trade	March 2013	$5,402,250	(23,300)
7	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$1,743,175	(2,818)
25	90-Day Euro-Dollar	Chicago Mercantile	June 2014	$6,223,438	(18,178)
25	90-Day Euro-Dollar	Chicago Mercantile	September 2014	$6,221,250	(21,322)
25	90-Day Euro-Dollar	Chicago Mercantile	December 2014	$6,218,437	(24,339)
25	90-Day Euro-Dollar	Chicago Mercantile	March 2015	$6,215,625	(24,640)
Total					$(621,878)

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate swaps outstanding as of November 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
4.88%[1]	3-month LIBOR	UBS AG	3/21/15	$25,000	$2,565,737
4.87%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	1/25/16	$5,500	754,982
2.81%[1]	3-month LIBOR	Citigroup, Inc.	2/06/16	$20,000	1,478,082
5.72%[1]	3-month LIBOR	JPMorgan Chase & Co.	7/14/16	$5,400	1,004,795
4.31%[2]	3-month LIBOR	Deutsche Bank AG	10/01/18	$60,000	(11,627,186)
3.43%[1]	3-month LIBOR	JPMorgan Chase & Co.	3/28/21	$6,000	1,205,967
5.41%[1]	3-month LIBOR	JPMorgan Chase & Co.	8/15/22	$9,565	3,333,785
Total					$(1,283,838)

[1]	Trust pays the floating rate and receives the fixed rate.

[2]	Trust pays the fixed rate and receives the floating rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,741,739	$881,575	$7,623,314
Non-Agency Mortgage-Backed Securities	—	12,588,920	3,483,723	16,072,643
US Government Sponsored Agency Securities	—	714,275,251	4,480,502	718,755,753
US Treasury Obligations	—	92,129,345	—	92,129,345
Short-Term Securities	$4,976,903	—	—	4,976,903
Liabilities:
Investments:
TBA Sale Commitments	—	(113,284,935)	—	(113,284,935)
Total	$4,976,903	$712,450,320	$8,845,800	$726,273,023

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$136,782	$10,343,348	—	$10,480,130
Liabilities:
Interest rate contracts	(621,878)	(11,627,186)	—	(12,249,064)
Total	$(485,096)	$(1,283,838)	—	$(1,768,934)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,984	—	—	$3,984
Cash pledged as collateral for financial futures contracts	2,464,000	—	—	2,464,000
Cash pledged as collateral for swaps	4,700,000	—	—	4,700,000
Cash pledged as collateral for reverse repurchase agreements	320,000	—	—	320,000
Liabilities:
Cash received as collateral for swaps	—	$(4,700,000)	—	(4,700,000)
Reverse repurchase agreements	—	(147,116,901)	—	(147,116,901)
Total	$7,487,984	$(151,816,901)	—	$(144,328,917)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

Certain of the Trust's investments are categorized as Level 3 and were valued utilizing transaction prices from recent transactions or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	8

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$917,196	$4,067,898	$4,622,964	$9,608,058
Transfers into Level 3[1]	—	—	—	—
Transfers out of Level 3[1]	—	(452,944)	—	(452,944)
Accrued discounts/premiums	(136,424)	—	(3,484)	(139,908)
Net realized gain (loss)	—	—	(5,108)	(5,108)
Net change in unrealized appreciation/depreciation[2]	100,803	(131,231)	12,395	(18,033)
Purchases	—	—	—	—
Sales	—	—	(146,265)	(146,265)
Closing Balance, as of November 30, 2012	$881,575	$3,483,723	$4,480,502	$8,845,800

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $(18,031).

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2012	9

Item 2 –  Controls and Procedures

2(a) –      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: January 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Trust, Inc.

Date: January 23, 2013